SEGMENTED DISCLOSURE INFORMATION - Investment Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Geographic segmentation:
Investment properties	$ 4,457,899	$ 3,424,978
Percentage of investment property	100.00%	100.00%
Canada
Geographic segmentation:
Investment properties	$ 979,290	$ 708,645
Percentage of investment property	22.00%	21.00%
United States
Geographic segmentation:
Investment properties	$ 2,014,489	$ 1,261,183
Percentage of investment property	45.00%	37.00%
Austria
Geographic segmentation:
Investment properties	$ 806,355	$ 840,803
Percentage of investment property	18.00%	24.00%
Germany
Geographic segmentation:
Investment properties	$ 389,077	$ 385,703
Percentage of investment property	9.00%	11.00%
Netherlands
Geographic segmentation:
Investment properties	$ 196,701	$ 155,778
Percentage of investment property	4.00%	5.00%
Other Europe
Geographic segmentation:
Investment properties	$ 71,987	$ 72,866
Percentage of investment property	2.00%	2.00%